Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We have the following practices regarding equity compensation grants:
•
It is the Talent and Compensation Committee’s policy to grant ordinary course annual equity awards on the day of the Talent and Compensation Committee’s regularly scheduled meeting held in February of each year, which is scheduled approximately a year in advance. At the Talent and Compensation Committee meeting, the Talent and Compensation Committee approves each NEO’s equity award, and, with respect to the CEO’s equity award, recommends approval to the full Board.

•
The Company does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does the Company time the release of MNPI based upon grant dates of equity. In the event MNPI becomes known to the Talent and Compensation Committee prior to granting an equity award, the Talent and Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

•	Equity award accounting complies with GAAP in the United States and is transparently disclosed in our SEC filings.

Award Timing Method
•
It is the Talent and Compensation Committee’s policy to grant ordinary course annual equity awards on the day of the Talent and Compensation Committee’s regularly scheduled meeting held in February of each year, which is scheduled approximately a year in advance. At the Talent and Compensation Committee meeting, the Talent and Compensation Committee approves each NEO’s equity award, and, with respect to the CEO’s equity award, recommends approval to the full Board.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
•
The Company does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does the Company time the release of MNPI based upon grant dates of equity. In the event MNPI becomes known to the Talent and Compensation Committee prior to granting an equity award, the Talent and Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

MNPI Disclosure Timed for Compensation Value	false